Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 2,892,935	$ 2,841,391
Franchise tax	40,050	64,050
Loss from operations	(2,932,985)	(2,905,441)
Other income:
Interest income earned on marketable securities held in Trust Account	491,571	2,836,864
Total other income	491,571	2,836,864
Loss before provision for income taxes	(2,441,414)	(68,577)
Provision for income taxes	(94,819)	(599,159)
Net loss	$ (2,536,233)	$ (667,736)
Class A Common Stock
Other income:
Weighted average shares outstanding (in Shares)	4,224,247	17,896,428
Basic net loss per share (in Dollars per share)	$ (0.39)	$ (0.03)
Class B Common Stock
Other income:
Weighted average shares outstanding (in Shares)	2,304,421	4,596,250
Basic net loss per share (in Dollars per share)	$ (0.39)	$ (0.03)